Consolidated Statements of Income (Loss) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues (Note 6)	$ 8,948	$ 11,934
Cost of sales	(7,615)	(8,594)
Gross profit	1,333	3,340
Other operating income (expenses)
General and administration	(132)	(161)
Exploration	(45)	(67)
Research and innovation	(97)	(67)
Asset impairments (Note 8(a))	(1,244)	(2,690)
Other operating income (expense) (Note 9)	(725)	(505)
Profit (loss) from operations	(910)	(150)
Finance income (Note 10)	10	48
Finance expense (Note 10)	(278)	(266)
Non-operating income (expense) (Note 11)	43	(97)
Share of loss of associates and joint ventures (Note 15)	(1)	(3)
Profit (loss) before taxes	(1,136)	(468)
Recovery of (provision for) income taxes (Note 22 (a))	192	(120)
Profit (loss) for the year	(944)	(588)
Profit (loss) attributable to:
Profit (loss) attributable to Shareholders of the company	(864)	(605)
Non-controlling interests	$ (80)	$ 17
Earnings (loss) per share (Note 25(f))
Basic (in dollars per share)	$ (1.62)	$ (1.08)
Diluted (in dollars per share)	$ (1.62)	$ (1.08)
Weighted average shares and diluted shares outstanding (millions) (in shares)	534,378	559,765
Number of shares outstanding (in shares)	531,100	547,300